HELD FOR SALE - Schedule Of Assets And Liabilities Classified As Held-For-Sale (Details) - USD ($) $ in Millions	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Accounts receivable and other	$ 18,928		$ 18,469
Investment properties	96,782		96,686	$ 84,309
Property, plant and equipment	100,009		89,264
Equity accounted investments	41,327		40,698	33,647
Deferred income tax assets	3,338		3,572
Non-current assets or disposal groups classified as held for sale	5,917		3,502
Liabilities
Accounts payable and other	50,682	$ 50,682	43,077
Non-recourse borrowings of managed entities	139,324		136,292
Property-specific borrowings	128,556		127,869
Subsidiary borrowings	10,768		8,423
Deferred income tax liabilities	15,913		14,849
Liabilities associated with assets classified as held for sale	2,359		1,690
Inventories pledged as security for liabilities	6,000		4,700
Accounts receivable and other	18,928		18,469
Investment properties	96,782		96,686	84,309
Property, plant and equipment	100,009		89,264
Equity accounted investments	41,327		40,698	33,647
Deferred income tax assets	3,338		3,572
Assets classified as held for sale	5,917		3,502
Accounts payable and other	50,682	$ 50,682	43,077
Non-recourse borrowings of managed entities	139,324		136,292
Deferred income tax liabilities	15,913		14,849
Liabilities associated with assets classified as held for sale	2,359		1,690
Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	6		58
Accounts receivable and other	67		174
Investment properties	4,224		251
Property, plant and equipment	82		1,730
Equity accounted investments	1,533		413
Other long-term assets	5		872
Deferred income tax assets	0		4
Liabilities
Accounts payable and other	118		223
Non-recourse borrowings of managed entities	2,234		1,071
Deferred income tax liabilities	7		396
Cash and cash equivalents	6		58
Accounts receivable and other	67		174
Investment properties	4,224		251
Property, plant and equipment	82		1,730
Equity accounted investments	1,533		413
Other long-term assets	5		872
Deferred income tax assets	0		4
Accounts payable and other	118		223
Non-recourse borrowings of managed entities	2,234		1,071
Deferred income tax liabilities	7		396
Real Estate
Assets
Property, plant and equipment	8,432		9,729	7,652
Equity accounted investments	21,024		22,314
Liabilities
Property-specific borrowings	67,073		67,909
Subsidiary borrowings	3,378		2,024
Property, plant and equipment	8,432		9,729	$ 7,652
Equity accounted investments	21,024		22,314
Real Estate | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	1
Accounts receivable and other	62
Investment properties	4,224
Property, plant and equipment	0
Equity accounted investments	208
Other long-term assets	5
Deferred income tax assets	0
Non-current assets or disposal groups classified as held for sale	4,500
Liabilities
Accounts payable and other	115
Non-recourse borrowings of managed entities	2,230
Deferred income tax liabilities	0
Liabilities associated with assets classified as held for sale	2,345
Cash and cash equivalents	1
Accounts receivable and other	62
Investment properties	4,224
Property, plant and equipment	0
Equity accounted investments	208
Other long-term assets	5
Deferred income tax assets	0
Assets classified as held for sale	4,500
Accounts payable and other	115
Non-recourse borrowings of managed entities	2,230
Deferred income tax liabilities	0
Liabilities associated with assets classified as held for sale	2,345
Infrastructure
Assets
Property, plant and equipment	32,167		23,772
Equity accounted investments	10,530		8,972
Liabilities
Property-specific borrowings	21,309		20,776
Subsidiary borrowings	3,158		2,470
Property, plant and equipment	32,167		23,772
Equity accounted investments	10,530		8,972
Renewable Power and Other
Assets
Equity accounted investments	1,833		1,585
Liabilities
Equity accounted investments	1,833		1,585
Private Equity
Assets
Equity accounted investments	2,623		2,596
Liabilities
Property-specific borrowings	23,333		23,105
Subsidiary borrowings	310		0
Equity accounted investments	2,623		2,596
Private Equity | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	0
Accounts receivable and other	4
Investment properties	0
Property, plant and equipment	31
Equity accounted investments	1,325
Other long-term assets	0
Deferred income tax assets	0
Non-current assets or disposal groups classified as held for sale	1,360
Liabilities
Accounts payable and other	0
Non-recourse borrowings of managed entities	0
Deferred income tax liabilities	0
Liabilities associated with assets classified as held for sale	0
Cash and cash equivalents	0
Accounts receivable and other	4
Investment properties	0
Property, plant and equipment	31
Equity accounted investments	1,325
Other long-term assets	0
Deferred income tax assets	0
Assets classified as held for sale	1,360
Accounts payable and other	0
Non-recourse borrowings of managed entities	0
Deferred income tax liabilities	0
Liabilities associated with assets classified as held for sale	0
Renewable Power
Assets
Property, plant and equipment	45,206		41,595
Equity accounted investments	1,444		1,154
Liabilities
Property-specific borrowings	16,353		15,787
Subsidiary borrowings	2,132		2,098
Property, plant and equipment	45,206		41,595
Equity accounted investments	1,444		$ 1,154
Renewable Power | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	5
Accounts receivable and other	1
Investment properties	0
Property, plant and equipment	51
Equity accounted investments	0
Other long-term assets	0
Deferred income tax assets	0
Non-current assets or disposal groups classified as held for sale	57
Liabilities
Accounts payable and other	3
Non-recourse borrowings of managed entities	4
Deferred income tax liabilities	7
Liabilities associated with assets classified as held for sale	14
Cash and cash equivalents	5
Accounts receivable and other	1
Investment properties	0
Property, plant and equipment	51
Equity accounted investments	0
Other long-term assets	0
Deferred income tax assets	0
Assets classified as held for sale	57
Accounts payable and other	3
Non-recourse borrowings of managed entities	4
Deferred income tax liabilities	7
Liabilities associated with assets classified as held for sale	$ 14